Other non-current assets	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets
Other non-current assets

Other non-current assets include assets that do not fall into any other non-current asset category (such as goodwill or property, plant and equipment) where the benefit to be received from the asset is not due to be received until after 31 March 2020.

	2019	2018
	£m	£m
Other receivables	28	36
Non-current tax assets	56	51
Prepayments and accrued income[1]	180	28
	264	115

1.	Includes accrued income in relation to property sales to the St William joint venture.